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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year of Quarter Ended 31st December, 2005.

If amended report check here: |_|

DnB NOR ASSET MANAGEMENT (US), INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

200 Park Ave., 31st Fl.                        New York    NY           10166
--------------------------------------------------------------------------------
Business Address             (Street)            (City)  (State)        (Zip)


Bard Johannessen        212-551-9800        PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION

--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 15TH day of February, 2006.

                                          DnB NOR ASSET MANAGEMENT (US), INC.
                                      -----------------------------------------
                                      (Name of Institutional Investment Manager)

                                            /s/ Bard Johannessen
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
--------------------------------------    --------------------------------------
1.                                        6.
--------------------------------------    --------------------------------------
2.                                        7.
--------------------------------------    --------------------------------------
3.                                        8.
--------------------------------------    --------------------------------------
4.                                        9.
--------------------------------------    --------------------------------------
5.                                        10.
--------------------------------------    --------------------------------------



                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              144

Form 13F Information Table Value Total:    4,204,630,650

------------------------------------------------------------------------------------------------------------------------------------
            Item 1             Item 2     Item 3       Item 4        Item 5               Item 6:                   Item 7
                                                                                  Investment Discretion     Manager Voting Authority
                                                                               ---------------------------  ------------------------
                              Title of                                           Sole     Shared   Shared      Sole     Shared  None
         Name of Sec            Class    Cusip No     Fair Mv        SH/PRN      (a)       (b)    Other(c)     (a)        (b)    (c)
------------------------------------------------------------------------------------------------------------------------------------
3M Company                     Common   88579Y101     76,080,433      981,683    981,683                       981,683
Abbott Laboratories            Common   002824100     72,519,262    1,839,190  1,839,190                     1,839,190
Abercrombie & Fitch            Common   002896207     11,619,704      178,271    178,271                       178,271
Accenture Ltd                  Common   G1150G111     50,076,228    1,734,542  1,734,542                     1,734,542
ACE Limited                    Common   G0070K103     27,799,167      520,194    520,194                       520,194
Advance Auto Parts             Common   00751Y106      8,215,765      189,042    189,042                       189,042
Advanced Medical Optics Inc    Common   00763M108     10,898,138      260,721    260,721                       260,721
AES Corp                       Common   00130H105     13,357,227      843,792    843,792                       843,792
Aflac Inc                      Common   001055102     13,380,194      288,242    288,242                       288,242
Alcoa Inc                      Common   013817101     37,474,445    1,267,313  1,267,313                     1,267,313
America Movil                  Common   02364W105      1,535,857       52,490     52,490                        52,490
American International Group   Common   026874107     60,586,807      887,979    887,979                       887,979
Amgen Inc                      Common   011621000     39,124,575      496,127    496,127                       496,127
Andrx Corp                     Common   034553107     10,117,949      614,326    614,326                       614,326
Applied Material Inc           Common   038222105     30,581,852    1,704,674  1,704,674                     1,704,674
AT&T Inc                       Common   00206R102     65,866,394    2,689,522  2,689,522                     2,689,522
Automatic Data Processing      Common   053015103     16,099,589      350,830    350,830                       350,830
Baker Hughes Inc               Common   057224107     35,077,597      577,124    577,124                       577,124
Ball                           Common   058498106      8,580,831      216,033    216,033                       216,033
Bank of America Corporation    Common   060505104     66,028,097    1,430,728  1,430,728                     1,430,728
BEA Systems                    Common   073325102     39,610,688    4,213,903  4,213,903                     4,213,903
Beckman Coulter                Common   075811109      8,679,355      152,537    152,537                       152,537
Bed Bath and Beyond            Common   075896100      8,158,910      225,696    225,696                       225,696
Biogen Idec Inc.               Common   09062X103      6,122,814      135,072    135,072                       135,072
Biomet                         Common   090613100     13,851,290      378,761    378,761                       378,761
Blue Nile Inc.                 Common   09578R103      3,605,125       89,435     89,435                        89,435
Bristol Myers Squibb Co        Common   110122108     29,572,824    1,286,894  1,286,894                     1,286,894
Broadwing Corporation          Common   11161E101      2,228,330      368,319    368,319                       368,319
Brunswick Corp                 Common   117043109     15,926,807      391,707    391,707                       391,707
Capital One Financial          Common   14040H105     33,189,350      384,136    384,136                       384,136
Cardinal Health                Common   14149Y108     22,826,719      332,025    332,025                       332,025
Carnival Corporation           Common   143658300     24,725,223      462,413    462,413                       462,413
CenterPoint Energy Inc         Common   15189T107     32,676,406    2,542,911  2,542,911                     2,542,911
Check Point Software Tech      Common   001082411     12,600,549      626,893    626,893                       626,893
Cheesecake Factory             Common   163072101      3,292,975       88,071     88,071                        88,071
Chevron Corp                   Common   166764100    106,404,749    1,874,313  1,874,313                     1,874,313
Chicago Mercantile Exchange    Common   167760107     10,499,924       28,572     28,572                        28,572
Cisco Systems                  Common   17275R102     44,150,597    2,578,890  2,578,890                     2,578,890
Citigroup Inc                  Common   172967101    143,789,391    2,962,897  2,962,897                     2,962,897
Coca Cola Company              Common   191216100     61,311,994    1,521,012  1,521,012                     1,521,012
Comcast Corp New               Common   20030N101     49,289,629    1,898,676  1,898,676                     1,898,676
Commerce Bancorp Inc/ NJ       Common   200519106     42,713,133    1,241,300  1,241,300                     1,241,300
Corning Incorporated           Common   219350105     13,555,216      689,482    689,482                       689,482
Countrywide Financial Corp     Common   222372104     30,352,720      887,766    887,766                       887,766
CSX Corp                       Common   126408103     28,010,672      551,717    551,717                       551,717
CVS Corporation                Common   126650100     34,328,959    1,299,355  1,299,355                     1,299,355
Dell Inc.                      Common   24702R101     26,795,615      893,485    893,485                       893,485
E Trade Financial Corp         Common   269246104     21,526,018    1,031,928  1,031,928                     1,031,928
Eastman Kodak Company          Common   277461109     15,803,658      675,370    675,370                       675,370
Electronic Data Systems Co     Common   285661104     10,043,792      417,795    417,795                       417,795
Eli Lilly and Co               Common   532457108     14,603,559      258,059    258,059                       258,059
Exxon Mobil Corporation        Common   30231G102    126,153,607    2,245,925  2,245,925                     2,245,925

------------------------------------------------------------------------------------------------------------------------------------
            Item 1             Item 2     Item 3       Item 4        Item 5               Item 6:                   Item 7
                                                                                  Investment Discretion     Manager Voting Authority
                                                                               ---------------------------  ------------------------
                              Title of                                           Sole     Shared   Shared      Sole     Shared  None
         Name of Sec            Class    Cusip No     Fair Mv        SH/PRN      (a)       (b)    Other(c)     (a)        (b)    (c)
------------------------------------------------------------------------------------------------------------------------------------
First Data Corporation         Common   319963104     16,743,277      389,288    389,288                       389,288
Garmin                         Common   G37260109      4,256,817       64,157     64,157                        64,157
Genentech                      Common   368710406     17,575,648      190,007    190,007                       190,007
General Electric Company       Common   369604103    168,333,654    4,802,672  4,802,672                     4,802,672
General Mills                  Common   370334104      8,247,142      167,217    167,217                       167,217
Genworth Financial CL A        Common   37247D106     33,995,321      983,092    983,092                       983,092
Genzyme Corporation            Common   372917104      7,241,573      102,311    102,311                       102,311
Gilead Sciences Inc            Common   375558103      9,392,139      178,456    178,456                       178,456
Goldman Sachs Group            Common   38141G104     17,068,825      133,653    133,653                       133,653
Google Inc                     Common   38259P508     26,716,154       64,398     64,398                        64,398
Harley Davidson                Common   412822108     17,693,766      343,635    343,635                       343,635
Health Net Inc                 Common   42222G108     17,955,741      348,317    348,317                       348,317
HJ Heinz Company               Common   423074103     16,344,084      484,700    484,700                       484,700
Home Depot Inc                 Common   437076102     35,251,684      870,842    870,842                       870,842
Host Marriott Corp             Common   44107P104     18,404,960      971,238    971,238                       971,238
IBM                            Common   459200101     93,712,192    1,140,051  1,140,051                     1,140,051
Illinois Tool Works            Common   452308109     33,062,330      375,751    375,751                       375,751
Indymac Bancorp Inc            Common   456607100      7,332,912      187,927    187,927                       187,927
Informatica                    Common   45666Q102     15,423,924    1,285,327  1,285,327                     1,285,327
Intel Corporation              Common   458140100     67,063,052    2,686,821  2,686,821                     2,686,821
International Paper Co         Common   460146103     46,931,794    1,396,364  1,396,364                     1,396,364
Investors Financial SVCS CP    Common   461915100     14,950,439      405,931    405,931                       405,931
J P Morgan Chase and Co        Common   46625H100     37,428,305      943,016    943,016                       943,016
Johnson and Johnson            Common   478160104     69,727,659    1,160,194  1,160,194                     1,160,194
Kerr McGee Corporation         Common   492386107     14,971,275      164,773    164,773                       164,773
Kimberly Clark Corporation     Common   494368103     34,035,813      570,592    570,592                       570,592
Kohls Corporation              Common   500255104      9,757,665      200,775    200,775                       200,775
Lazard Ltd.                    Common   G54050102      4,350,044      136,365    136,365                       136,365
Leggett & Platt Inc            Common   524660107      6,978,118      303,925    303,925                       303,925
Lehman Brothers                Common   524908100     12,543,485       97,866     97,866                        97,866
Lifepoint Hospitals            Common   53219L109     12,127,913      323,411    323,411                       323,411
Linear Technology Co           Common   535678106     15,225,760      422,117    422,117                       422,117
Lockheed Martin Co             Common   539830109     25,048,649      393,661    393,661                       393,661
Manpower Inc                   Common   56418H100     25,839,539      555,689    555,689                       555,689
Marathon Oil Corporation       Common   565849106     30,501,218      500,266    500,266                       500,266
Marshall & Ilsley Corp         Common   571834100      9,350,268      217,246    217,246                       217,246
Masco Corporation              Common   574599106     27,389,425      907,235    907,235                       907,235
Mattel                         Common   577081102      8,507,933      537,796    537,796                       537,796
McGraw Hill Companies          Common   580645109     17,635,311      341,571    341,571                       341,571
MedImmune                      Common   584699102     12,222,015      349,001    349,001                       349,001
Medtronic                      Common   585055106     27,152,891      471,650    471,650                       471,650
Microsoft Corporation          Common   594918104    165,805,644    6,340,560  6,340,560                     6,340,560
Millicom International
   Cellular SA                 Common   003870570      8,761,247      326,425    326,425                       326,425
National Oilwell Varco         Common   637071101     38,928,737      620,873    620,873                       620,873
News Corp CL A When Iss        Common   65248E104     14,365,728      923,841    923,841                       923,841
NTL Inc                        Common   62940M104      7,622,441      111,963    111,963                       111,963
Oracle Corporation             Common   68389X105     58,698,171    4,807,385  4,807,385                     4,807,385
Parker Hannifin Corp           Common   701094104     23,504,252      356,341    356,341                       356,341
Pepco Holdings Inc             Common   713291102     24,484,457    1,094,522  1,094,522                     1,094,522
Petco Animal Supplies Inc      Common   716016209      3,449,486      157,152    157,152                       157,152
Pfizer Inc                     Common   717081103     85,125,696    3,650,330  3,650,330                     3,650,330
PNC Financial Services         Common   693475105     14,448,805      233,686    233,686                       233,686

------------------------------------------------------------------------------------------------------------------------------------
            Item 1             Item 2     Item 3       Item 4        Item 5               Item 6:                   Item 7
                                                                                  Investment Discretion     Manager Voting Authority
                                                                               ---------------------------  ------------------------
                              Title of                                           Sole     Shared   Shared      Sole     Shared  None
         Name of Sec            Class    Cusip No     Fair Mv        SH/PRN      (a)       (b)    Other(c)     (a)        (b)    (c)
------------------------------------------------------------------------------------------------------------------------------------
Polycom Inc                    Common   73172K104      3,866,784      252,731    252,731                       252,731
Portalplayer                   Common   736187204     37,443,486    1,322,157  1,322,157                     1,322,157
PPL Corp                       Common   69351T106     34,629,378    1,177,870  1,177,870                     1,177,870
Pride International            Common   74153Q102     10,285,291      334,481    334,481                       334,481
Procter and Gamble             Common   742718109    102,035,552    1,762,881  1,762,881                     1,762,881
Progressive Corporation        Common   743315103      9,145,159       78,311     78,311                        78,311
Prudential Financial           Common   744320102     17,794,099      243,122    243,122                       243,122
Public Services Enterprise     Common   744573106     16,706,256      257,138    257,138                       257,138
Qualcomm Inc                   Common   747525103     21,133,152      490,556    490,556                       490,556
Qwest Communications           Common   749121109     10,510,322    1,860,234  1,860,234                     1,860,234
Radian Group Inc               Common   750236101     12,714,909      217,015    217,015                       217,015
Raytheon Company               Common   755111507     12,654,035      315,169    315,169                       315,169
RCN Corp                       Common   749361200      1,927,590       82,200     82,200                        82,200
Ruth Chris Steak House         Common   783332109      1,456,453       80,467     80,467                        80,467
Sapient Corp                   Common   803062108      5,027,513      883,570    883,570                       883,570
Seagate Technology             Common   G7945J104     28,967,109    1,449,080  1,449,080                     1,449,080
Sears Holdings Corp            Common   812350106     11,640,456      100,757    100,757                       100,757
Sigmatel                       Common   82661W107      3,792,371      289,494    289,494                       289,494
SLM Corporation                Common   78442P106     12,295,482      223,189    223,189                       223,189
Smurfit Stone Container Corp   Common   832727101     11,165,818      787,990    787,990                       787,990
Southwest Airlines             Common   844741108     15,304,266      931,483    931,483                       931,483
Sprint Nextel Corp             Common   852061100     16,045,517      686,880    686,880                       686,880
Starwood Hotels and Resorts    Common   85590A203     10,151,633      158,967    158,967                       158,967
Station Casinos                Common   857689103      5,377,557       79,315     79,315                        79,315
Target Corporation             Common   87612E106     48,361,012      879,771    879,771                       879,771
The Hershey Company            Common   427866108     23,840,651      431,505    431,505                       431,505
Time Warner Inc                Common   887317105     58,440,655    3,350,955  3,350,955                     3,350,955
Transocean Inc                 Common   G90078109     42,358,279      607,810    607,810                       607,810
Tyco International             Common   902124106     39,424,809    1,366,071  1,366,071                     1,366,071
Urban Outfitters               Common   917047102      8,730,583      344,946    344,946                       344,946
Valero Energy Corp             Common   91913Y100     17,170,829      332,768    332,768                       332,768
Verizon Communications Inc     Common   92343V104     33,848,374    1,123,784  1,123,784                     1,123,784
Wachovia Corporation           Common   929903102     32,555,523      615,882    615,882                       615,882
Wal Mart Stores                Common   931142103     37,935,144      810,580    810,580                       810,580
Walgreen                       Common   931422109     23,705,833      535,604    535,604                       535,604
Wellpoint Inc                  Common   94973V107     53,226,393      667,081    667,081                       667,081
Wells Fargo and Co             Common   949746101     31,700,185      504,539    504,539                       504,539
WM Wrigley Jr Co               Common   982526105     12,309,427      185,132    185,132                       185,132
Wyeth                          Common   983024100     60,497,327    1,313,161  1,313,161                     1,313,161
Zimmer Holdings                Common   98956P102     37,349,351      553,816    553,816                       553,816
                                                   -------------  -----------
                                                   4,204,630,650  122,338,982
                                                   -------------  -----------